ERSharesGlobal Entrepreneuers
Schedule of Investments
September 30, 2024 (Unaudited)
Common Stocks — 98.61% Shares Fair Value
Argentina — 2.57%
Consumer Discretionary — 2.57%
MercadoLibre, Inc.
(a)
477 $ 978,785
Total Argentina 978,785
Australia — 8.30%
Communications — 1.56%
SEEK Ltd. 34,715 596,465
Consumer Discretionary — 1.12%
Flight Centre Travel Group Ltd. 27,630 426,973
Health Care — 2.52%
Telix Pharmaceuticals Ltd.
(a)
67,110 961,896
Technology — 3.10%
Technology One Ltd. 33,491 552,510
WiseTech Global Ltd. 6,656 631,359
1,183,869
Total Australia 3,169,203
Bermuda — 0.00%
Consumer Discretionary — 0.00%
Hong Kong Resources Holdings Company Ltd.
(a)
1,465 121
Total Bermuda 121
Canada — 3.37%
Communications — 2.87%
Shopify, Inc., Class A
(a)
13,672 1,095,674
Technology — 0.50%
Topicus.com, Inc. 2,013 189,971
Total Canada 1,285,645
Cayman Islands — 0.53%
Consumer Discretionary — 0.53%
NagaCorp Ltd.
(a)
421,144 202,077
Total Cayman Islands 202,077
Ireland — 3.25%
Health Care — 2.04%
Alkermes PLC
(a)
27,809 778,374
Industrials — 1.21%
Cimpress PLC
(a)
5,611 459,653
Total Ireland 1,238,027
Israel — 0.99%
Technology — 0.99%
Check Point Software Technologies Ltd.
(a)
1,950 375,980
Total Israel 375,980

ERSharesGlobal Entrepreneuers
Schedule of Investments (continued)
September 30, 2024 (Unaudited)
Common Stocks — 98.61% (continued) Shares Fair Value
Japan — 0.49%
Communications — 0.49%
GMO internet, Inc. 10,774 $ 188,156
Total Japan 188,156
Jersey — 1.21%
Communications — 1.21%
Gambling.com Group Ltd.
(a)
46,080 461,722
Total Jersey 461,722
Luxembourg — 2.27%
Communications — 2.27%
Spotify Technology SA
(a)
2,349 865,677
Total Luxembourg 865,677
Singapore — 2.94%
Communications — 1.59%
Sea Ltd. - ADR
(a)
6,413 604,618
Consumer Staples — 0.84%
Wilmar International Ltd. 123,149 321,002
Technology — 0.51%
Karooooo Ltd. 4,865 192,800
Total Singapore 1,118,420
Sweden — 3.35%
Communications — 0.88%
Embracer Group A.B.
(a)
128,765 334,632
Consumer Discretionary — 1.10%
Evolution Gaming Group A.B. 4,269 419,554
Financials — 1.37%
EQT A.B. 15,318 524,189
Total Sweden 1,278,375
Thailand — 0.98%
Technology — 0.98%
Fabrinet
(a)
1,581 373,812
Total Thailand 373,812
United Kingdom — 1.59%
Financials — 1.59%
Hargreaves Lansdown PLC 40,579 604,657
Total United Kingdom 604,657
United States — 66.77%
Communications — 10.51%
Airbnb, Inc., Class A
(a)
2,793 354,180
Alphabet, Inc., Class A 4,350 721,448
AppLovin Corpp., Class A
(a)
10,066 1,314,116

ERSharesGlobal Entrepreneuers
Schedule of Investments (continued)
September 30, 2024 (Unaudited)
Common Stocks — 98.61% (continued) Shares Fair Value
United States — 66.77% (continued)
Communications — 10.51% (continued)
DoorDash, Inc., Class A
(a)
5,231 $ 746,621
Meta Platforms, Inc., Class A 1,524 872,398
4,008,763
Consumer Discretionary — 6.26%
Amazon.com, Inc.
(a)
2,774 516,879
DraftKings, Inc., Class A
(a)
11,461 449,271
KB Home 8,109 694,860
Lennar Corp., Class A 3,852 722,173
2,383,183
Consumer Staples — 0.80%
e.l.f. Beauty, Inc.
(a)
2,811 306,483
Energy — 1.14%
Valero Energy Corp. 3,232 436,417
Financials — 4.77%
Coinbase Global, Inc., Class A
(a)
1,732 308,590
KKR & Co., Inc. 7,713 1,007,163
Robinhood Markets, Inc., Class A
(a)
21,411 501,446
1,817,199
Health Care — 7.65%
Medpace Holdings, Inc.
(a)
1,981 661,258
Regeneron Pharmaceuticals, Inc.
(a)
839 881,991
ResMed, Inc. 3,005 733,581
Twist Bioscience Corp.
(a)
14,212 642,098
2,918,928
Industrials — 1.93%
Clean Harbors, Inc.
(a)
3,044 735,765
Materials — 1.39%
Newmont Corp. 9,942 531,400
Technology — 29.37%
Appfolio, Inc., Class A
(a)
1,630 383,702
Arista Networks, Inc.
(a)
1,267 486,300
Corpay, Inc.
(a)
2,470 772,517
CoStar Group, Inc.
(a)
7,946 599,446
Crowdstrike Holdings, Inc., Class A
(a)
1,289 361,526
Microchip Technology, Inc. 4,794 384,910
Monolithic Power Systems, Inc. 676 624,962
NVIDIA Corp. 9,180 1,114,819
Oracle Corp. 5,635 960,204
Palo Alto Networks, Inc.
(a)
1,413 482,963
Pegasystems, Inc. 13,575 992,197
Salesforce, Inc. 2,715 743,123
Super Micro Computer, Inc.
(a)
634 263,998
Synopsys, Inc.
(a)
1,263 639,571
Toast, Inc., Class A
(a)
32,666 924,775
Twilio, Inc., Class A
(a)
7,564 493,324

ERSharesGlobal Entrepreneuers
Schedule of Investments (continued)
September 30, 2024 (Unaudited)
Common Stocks — 98.61% (continued) Shares Fair Value
United States — 66.77% (continued)
Technology — 29.37% (continued)
Unity Software, Inc.
(a)
35,960 $ 813,415
Veeva Systems, Inc., Class A
(a)
768 161,180
11,202,932
Utilities — 2.95%
Vistra Energy Corp. 9,495 1,125,537
Total United States 25,466,607
Total  Common Stocks
  (Cost $29,200,978) 37,607,264
Money Market Funds - 1.40% Shares Fair Value
Fidelity Investments Money Market Treasury Only Portfolio, Class I,
4.92%
(b)
533,170 533,170
Total Money Market Funds
    (Cost $533,170) 533,170
Total Investments — 100.01%
    (Cost $29,734,148) 38,140,434
Liabilities in Excess of Other Assets  —  (0.01)% (4,124)
Net Assets — 100.00% $ 38,136,310
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of September 30, 2024.
ADR - American Depositary Receipt.

ERShares US Small Cap
Schedule of Investments
September 30, 2024 (Unaudited)
Exchange-Traded Funds — 98.89% Shares Fair Value
ERShares Private-Public Crossover ETF
(a)(b)
195,907 $ 3,162,233
Total Exchange-Traded Funds
    (Cost $3,165,283) 3,162,233
Total  Exchange-Traded Funds
  (Cost $3,165,283) 3,162,233
Money Market Funds - 1.14%
Fidelity Investments Money Market Treasury Only Portfolio, Class I,
4.92%
(c)
36,414 36,414
Total Money Market Funds
    (Cost $36,414) 36,414
Total Investments — 100.03%
    (Cost $3,201,697) 3,198,647
Liabilities in Excess of Other Assets  —  (0.03)% (913)
Net Assets — 100.00% $ 3,197,734
(a) Affiliated Company.
(b) Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of September 30, 2024, the percentage of net assets invested in ERShares Private-Public Crossover ETF was 98.89% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(c) Rate disclosed is the seven day effective yield as of September 30, 2024.